Related party transactions - Debt Arrangements and Deferred Consideration Receivable (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 19, 2015	May 31, 2013
Related Party Transaction [Line Items]
Share in results from associated companies (net of tax)		$ 174,000,000	$ 283,000,000	$ 192,000,000
Long-term debt		$ 8,701,000,000	9,608,000,000
Shareholders' ownership (as percent)		23.60%
Seadrill Partners LLC | Performance Guarantee
Related Party Transaction [Line Items]
Guarantees		$ 165,000,000	185,000,000
Seadrill Partners LLC | Financial Guarantee
Related Party Transaction [Line Items]
Guarantees		0	621,000,000
Seadrill Partners LLC | Nigeria | Custom Guarantee
Related Party Transaction [Line Items]
Guarantees		600,000	400,000
Secured Debt
Related Party Transaction [Line Items]
Long-term debt		5,581,000,000	6,450,000,000
Credit facility, Ship Finance International Loans, $420 facility | Secured Debt | Seadrill Partners LLC
Related Party Transaction [Line Items]
Debt, face amount		$ 420,000,000
Seadrill Operating LP
Related Party Transaction [Line Items]
Ownership interest (as percent)					42.00%
Equity Method Investee | Seadrill Partners LLC | Vendor Financing Loan
Related Party Transaction [Line Items]
Loans receivable, related parties						$ 109,500,000
Equity Method Investee | Seadrill Partners LLC | Vendor Financing Loan | LIBOR
Related Party Transaction [Line Items]
Loan receivable basis spread on variable rate (as percent)						5.00%
Seadrill Partners LLC | Credit Facility $143 million, Charter Financing Loan | Vendor Financing Loan
Related Party Transaction [Line Items]
Due from related parties	$ 143,000,000		39,000,000	143,000,000
Interest rate on related party debt (as percent)	0.56%
Due to related parties	$ 143,000,000		$ 39,000,000	$ 143,000,000
Debt instrument, interest rate (as percent)		0.56%